Financial risk management - Liquidity risk (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk management
Carrying amount	€ 3,822	€ 3,766
Revolving Credit Facility
Risk management
Notional	1,579
Liquidity risk | Revolving Credit Facility
Risk management
Notional	1,579	€ 1,579
Liquidity risk | Euro Medium-Term Note Program
Risk management
Notional	5,000
Carrying amount	1,250
Liquidity risk | Local commercial paper program in Finland
Risk management
Notional	€ 750